Other Expense, Net - Summary of Impairment Charges and Loss on Sale Recorded for Certain Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Impairments and loss on sale of equity-accounted investments [Line Items]
Impairment and loss on sale of equity-accounted investment	$ 347	$ 700
Power & Vision [Member]
Impairments and loss on sale of equity-accounted investments [Line Items]
Impairment and loss on sale of equity-accounted investment	347	700
Power & Vision [Member] | Dongfeng Getrag Transmission Co. Ltd ["DGT"] [Member]
Impairments and loss on sale of equity-accounted investments [Line Items]
Impairment and loss on sale of equity-accounted investment	$ 10	$ 39
Ownership percentage		50.00%